UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-07816

Registrant Name:	PCM Fund Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PCM Fund, Inc.

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 154.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.2%
Beacon Roofing Supply, Inc.
3.936% due 01/02/2025	$10	$10
Caesars Resort Collection LLC
4.627% due 12/22/2024	100	101
Centene Corp.
TBD% due 09/13/2018	300	300
Forbes Energy Services LLC
5.000% - 7.000% due 04/13/2021	454	467
Frontier Communications Corp.
5.630% due 06/15/2024	99	98
iHeartCommunications, Inc.
TBD% due 01/30/2019 ^(e)	3,000	2,398
MH Sub LLC
5.527% due 09/13/2024	20	20
Multi Color Corp.
4.127% due 10/31/2024	3	3
Sequa Mezzanine Holdings LLC
7.071% due 11/28/2021	40	40
10.752% due 04/28/2022	220	224
Sinclair Broadcast Group, Inc.
TBD% due 12/12/2024	100	101
West Corp.
5.877% due 10/10/2024	9	9

Total Loan Participations and Assignments (Cost $4,310)		3,771

CORPORATE BONDS & NOTES 11.8%
BANKING & FINANCE 4.8%
Assurant, Inc.
4.200% due 09/27/2023	12	12
Athene Holding Ltd.
4.125% due 01/12/2028	10	10
Bank of America Corp.
5.875% due 03/15/2028 •(j)	84	85
Cantor Fitzgerald LP
7.875% due 10/15/2019 (m)	740	787
CIT Group, Inc.
4.125% due 03/09/2021	12	12
5.250% due 03/07/2025	10	10
Exeter Finance Corp.
9.750% due 05/20/2019 «	800	782
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022	12	12
Hunt Cos., Inc.
6.250% due 02/15/2026	6	6
iStar, Inc.
4.625% due 09/15/2020	3	3
5.250% due 09/15/2022	10	10
Jefferies Finance LLC
7.500% due 04/15/2021	187	190
Kennedy-Wilson, Inc.
5.875% due 04/01/2024	14	14
Life Storage LP
3.875% due 12/15/2027	6	6
LoanCore Capital Markets LLC
6.875% due 06/01/2020	1,000	1,013
MetLife, Inc.
5.875% due 03/15/2028 •(j)	30	31
Navient Corp.
5.875% due 03/25/2021 (m)	465	477
6.500% due 06/15/2022	16	17
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022	10	10
Physicians Realty LP
3.950% due 01/15/2028	12	11
Provident Funding Associates LP
6.375% due 06/15/2025	6	6
Santander Holdings USA, Inc.
3.400% due 01/18/2023	12	12
4.400% due 07/13/2027	4	4
Springleaf Finance Corp.
5.250% due 12/15/2019	14	14

5.625% due 03/15/2023 (m)	200	197
6.125% due 05/15/2022 (m)	131	134
6.875% due 03/15/2025	70	70
7.750% due 10/01/2021 (m)	150	163
8.250% due 12/15/2020 (m)	900	982
Starwood Property Trust, Inc.
4.750% due 03/15/2025	14	14
STORE Capital Corp.
4.500% due 03/15/2028	8	8
Toll Road Investors Partnership LP
0.000% due 02/15/2045 (h)	1,174	287
Vici Properties LLC
8.000% due 10/15/2023	322	358

		5,747

INDUSTRIALS 6.6%
American Woodmark Corp.
4.875% due 03/15/2026	2	2
Andeavor Logistics LP
3.500% due 12/01/2022	2	2
4.250% due 12/01/2027	4	4
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028 (c)	22	22
4.375% due 04/15/2038 (c)	21	21
4.600% due 04/15/2048 (c)	17	18
4.750% due 04/15/2058 (c)	26	27
Aramark Services, Inc.
5.000% due 02/01/2028	8	8
Ball Corp.
4.875% due 03/15/2026	14	14
Berry Global, Inc.
4.500% due 02/15/2026	14	13
BMC Software Finance, Inc.
8.125% due 07/15/2021 (m)	285	286
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(m)	510	511
Campbell Soup Co.
2.645% due 03/16/2020 ~	30	30
2.775% due 03/15/2021 ~	20	20
3.300% due 03/15/2021	20	20
3.650% due 03/15/2023	30	30
3.950% due 03/15/2025	20	20
4.150% due 03/15/2028	30	30
4.800% due 03/15/2048	10	10
Charles River Laboratories International, Inc.
5.500% due 04/01/2026 (c)	6	6
Charter Communications Operating LLC
4.200% due 03/15/2028	27	26
Cheniere Energy Partners LP
5.250% due 10/01/2025	5	5
Chesapeake Energy Corp.
4.970% (US0003M + 3.250%) due 04/15/2019 ~	10	10
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	6	6
Community Health Systems, Inc.
5.125% due 08/01/2021	235	220
6.250% due 03/31/2023	490	454
Coty, Inc.
6.500% due 04/15/2026 (c)	20	20
Crown Americas LLC
4.750% due 02/01/2026	10	10
CVS Health Corp.
2.687% due 03/09/2020 ~	20	20
3.125% due 03/09/2020	40	40
3.350% due 03/09/2021	30	30
3.700% due 03/09/2023	100	100
4.100% due 03/25/2025	60	60
4.300% due 03/25/2028	80	81
4.780% due 03/25/2038	20	20
5.050% due 03/25/2048	30	32
CVS Pass-Through Trust
5.880% due 01/10/2028	1,210	1,291
DAE Funding LLC
4.000% due 08/01/2020	10	10
4.500% due 08/01/2022	10	9
5.000% due 08/01/2024	30	28
Diamond Resorts International, Inc.
10.750% due 09/01/2024 (m)	500	546
Discovery Communications LLC
3.950% due 03/20/2028	9	9
Exela Intermediate LLC
10.000% due 07/15/2023	23	23
Fresh Market, Inc.
9.750% due 05/01/2023 (m)	350	205

Full House Resorts, Inc.
8.575% due 01/31/2024 «	100	97
Harland Clarke Holdings Corp.
8.375% due 08/15/2022	8	8
Hologic, Inc.
4.375% due 10/15/2025	4	4
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)	93	74
9.000% due 03/01/2021 ^(e)	70	56
Ingevity Corp.
4.500% due 02/01/2026	10	10
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (m)	1,800	1,782
IRB Holding Corp.
6.750% due 02/15/2026	4	4
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023	200	190
Live Nation Entertainment, Inc.
5.625% due 03/15/2026	4	4
Meredith Corp.
6.875% due 02/01/2026	10	10
Netflix, Inc.
4.875% due 04/15/2028	6	6
PetSmart, Inc.
5.875% due 06/01/2025	22	16
Pisces Midco, Inc.
8.000% due 04/15/2026 (c)	40	40
Pitney Bowes, Inc.
4.700% due 04/01/2023	8	8
Radiate Holdco LLC
6.875% due 02/15/2023	10	10
Scientific Games International, Inc.
5.000% due 10/15/2025	3	3
Standard Industries, Inc.
4.750% due 01/15/2028	22	21
Sunoco LP
4.875% due 01/15/2023	14	13
T-Mobile USA, Inc.
4.750% due 02/01/2028	10	10
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048	6	6
Tronox, Inc.
6.500% due 04/15/2026 (c)	14	14
UAL Pass-Through Trust
6.636% due 01/02/2024	484	508
Valeant Pharmaceuticals International, Inc.
9.250% due 04/01/2026	6	6
ViaSat, Inc.
5.625% due 09/15/2025	18	17
Viking Cruises Ltd.
5.875% due 09/15/2027	6	6
VOC Escrow Ltd.
5.000% due 02/15/2028	14	13
Western Digital Corp.
4.750% due 02/15/2026	52	52
Westmoreland Coal Co.
8.750% due 01/01/2022	1,225	435

Wyndham Hotels & Resorts, Inc.
5.375% due 04/15/2026 (c)	6	6

		7,778

UTILITIES 0.4%
AT&T, Inc.
2.850% due 02/14/2023	40	40
3.400% due 08/14/2024	80	81
3.900% due 08/14/2027	70	71
4.900% due 08/14/2037	70	71
5.150% due 02/14/2050	106	107
5.300% due 08/14/2058	32	32
Calpine Corp.
5.250% due 06/01/2026	4	4
Frontier Communications Corp.
8.500% due 04/01/2026	20	19
Sprint Capital Corp.
6.900% due 05/01/2019	2	2

Sprint Corp.
7.625% due 03/01/2026	54	53

		480

Total Corporate Bonds & Notes (Cost $14,489)		14,005

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp.
5.000% due 10/01/2024	28	48

Total Convertible Bonds & Notes (Cost $51)		48

MUNICIPAL BONDS & NOTES 0.8%
ARKANSAS 0.1%
Little Rock Municipal Property Owners Multipurpose Improvement District No. 10, Arkansas Special Tax Bonds, Series 2007
7.200% due 03/01/2032	165	161

WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	820	815

Total Municipal Bonds & Notes (Cost $937)		976

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
5.422% (US0001M + 3.550%) due 07/25/2029 ~	170	185
7.622% (US0001M + 5.750%) due 07/25/2029 ~	230	269
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(h)	3,517	2,259
0.000% due 04/25/2046 (b)(h)(m)	1,046	881
0.100% due 05/25/2020 - 11/25/2050 (a)	47,748	165
0.200% due 04/25/2045 (a)	1,136	2
0.542% due 01/25/2021 ~(a)	2,587	35
0.680% due 10/25/2020 ~(a)	8,420	118
2.011% due 11/25/2045 ~(a)	1,027	155
3.615% due 06/25/2041 ~(a)(m)	10,500	1,038
7.022% (US0001M + 5.150%) due 10/25/2029 ~	500	565
9.422% (US0001M + 7.550%) due 12/25/2027 ~	449	555

Total U.S. Government Agencies (Cost $6,032)		6,227

NON-AGENCY MORTGAGE-BACKED SECURITIES 55.5%
Adjustable Rate Mortgage Trust
3.682% due 01/25/2036 ^~	187	177
Banc of America Alternative Loan Trust
6.515% due 04/25/2037 ^~	218	209
Banc of America Funding Trust
3.203% due 12/20/2034 ~	342	286
3.775% due 03/20/2036 ~	99	93
5.806% due 03/25/2037 ^~	112	107
7.000% due 10/25/2037 ^	653	458
Banc of America Mortgage Trust
3.658% due 11/25/2034 ~	181	184
3.801% due 06/25/2035 ~	128	125
4.076% due 06/20/2031 ~	409	418
Bancorp Commercial Mortgage Trust
5.490% due 08/15/2032 ~(m)	2,300	2,318
Barclays Commercial Mortgage Securities Trust
6.777% (LIBOR01M + 5.000%) due 08/15/2027 ~(m)	900	885
BCAP LLC Trust
1.790% due 07/26/2036 ~	87	69
Bear Stearns ALT-A Trust
2.042% (US0001M + 0.170%) due 04/25/2037 ~	879	863
3.354% due 08/25/2036 ^~	620	619
3.378% due 05/25/2036 ^~	306	283
3.400% due 05/25/2036 ~	48	40
3.492% due 09/25/2034 ~	101	100
3.695% due 01/25/2047 ~	48	38
3.860% due 08/25/2036 ^~	321	252
3.867% due 07/25/2035 ^~	165	146
4.267% due 11/25/2036 ^~	853	731
Bear Stearns Asset-Backed Securities Trust
5.500% due 12/25/2035	48	43
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(m)	1,258	1,188
5.760% due 04/12/2038 ~	40	31
BRAD Resecuritization Trust
2.184% due 03/12/2021 «	2,053	97
6.550% due 03/12/2021 «	384	385

CBA Commercial Small Balance Commercial Mortgage
5.540% due 01/25/2039 ^	457	386
CD Mortgage Trust
5.688% due 10/15/2048 (m)	1,555	777
Chase Mortgage Finance Trust
6.000% due 03/25/2037 ^	269	230
Citigroup Commercial Mortgage Trust
5.612% due 12/10/2049 ~(m)	708	545
Citigroup Mortgage Loan Trust
3.608% due 11/25/2036 ^~	126	122
3.767% due 11/25/2035 ~	1,874	1,304
3.872% due 08/25/2035 ^~	89	82
Citigroup Mortgage Loan Trust, Inc.
3.485% due 10/25/2035 ~	672	528
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.608% due 09/25/2035 ^~	200	177
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~	187	111
CitiMortgage Alternative Loan Trust
5.500% due 04/25/2022 ^	33	33
Commercial Mortgage Asset Trust
6.000% due 11/17/2032	565	566
Commercial Mortgage Loan Trust
6.034% due 12/10/2049 ~	869	536
Commercial Mortgage Trust
4.750% due 10/15/2045 ~(m)	1,500	1,132
5.505% due 03/10/2039 ~(m)	313	243
5.658% due 06/10/2046 ~	130	99
6.126% due 07/10/2046 ~(m)	690	715
Countrywide Alternative Loan Trust
2.152% (US0001M + 0.280%) due 02/25/2037 ~	277	252
2.162% (US0001M + 0.290%) due 02/25/2036 ^~	880	738
2.283% (12MTA + 1.000%) due 12/25/2035 ~(m)	1,476	1,367
2.422% (US0001M + 0.550%) due 10/25/2037 ~	5,252	1,815
5.500% due 03/25/2035	607	467
6.000% due 11/25/2035 ^	184	74
6.000% due 04/25/2036 ^(m)	3,467	2,739
Countrywide Home Loan Mortgage Pass-Through Trust
2.512% (US0001M + 0.640%) due 03/25/2035 ~	187	165
3.402% due 09/20/2036 ^~	147	128
3.462% (US0012M + 1.750%) due 02/20/2036 ^~	13	11
3.473% due 09/25/2047 ^~	576	543
3.742% (US0001M + 1.870%) due 03/25/2046 ^~(m)	1,016	669
6.000% due 05/25/2037 ^	329	270
Credit Suisse First Boston Mortgage Securities Corp.
7.000% due 02/25/2033	69	75
Credit Suisse Mortgage Capital Certificates
2.061% (LIBOR01M + 0.500%) due 11/30/2037 ~	2,900	2,552
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036	266	192
6.000% due 07/25/2036	1,451	1,225
6.500% due 05/25/2036 ^	171	109
First Horizon Alternative Mortgage Securities Trust
3.375% due 08/25/2035 ^~	41	8
First Horizon Mortgage Pass-Through Trust
3.987% due 04/25/2035 ~	69	71
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(m)	1,700	1,716
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~	1,000	894
GS Mortgage Securities Trust
1.374% due 08/10/2043 ~(a)	13,692	345
2.220% due 05/10/2045 ~(a)	4,382	249
5.622% due 11/10/2039 (m)	750	708
6.052% due 08/10/2043 ~(m)	1,670	1,693
GSR Mortgage Loan Trust
3.546% due 03/25/2047 ~(m)	1,496	1,388
HarborView Mortgage Loan Trust
2.308% (US0001M + 0.500%) due 01/19/2036 ~	822	650
IndyMac Mortgage Loan Trust
2.672% (US0001M + 0.800%) due 11/25/2034 ~	125	113
3.338% due 05/25/2036 ~	184	141
3.848% due 06/25/2037 ~	337	314
JPMorgan Alternative Loan Trust
6.500% due 03/25/2036 (m)	1,241	1,115
JPMorgan Chase Commercial Mortgage Securities Corp.
1.559% due 03/12/2039 ~(a)	232	1
JPMorgan Chase Commercial Mortgage Securities Trust
0.525% due 02/15/2046 ~(a)	59,516	874
2.972% due 05/15/2045 ~(m)	2,200	1,141
4.000% due 08/15/2046 ~(m)	1,000	571
5.585% due 01/12/2043 ~	130	134
6.450% due 05/12/2034 ~	169	169
JPMorgan Mortgage Trust
3.739% due 07/25/2035 ~	85	87

LB-UBS Commercial Mortgage Trust
5.350% due 09/15/2040 ~(m)	1,200	1,213
5.407% due 11/15/2038 (m)	378	292
5.562% due 02/15/2040 ~(m)	355	226
5.767% due 02/15/2040 ~	200	200
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	214	214
5.837% due 04/25/2036 ~	190	173
6.000% due 05/25/2037 ^	384	387
MASTR Adjustable Rate Mortgages Trust
3.584% due 11/25/2035 ^~(m)	497	417
MASTR Asset Securitization Trust
6.000% (US0001M + 6.000%) due 06/25/2036 ^~	448	439
Merrill Lynch Mortgage Investors Trust
2.292% (US0001M + 0.420%) due 07/25/2030 ~	155	148
2.532% (US0001M + 0.660%) due 11/25/2029 ~	126	124
3.667% due 11/25/2035 ~	181	184
Merrill Lynch Mortgage Trust
5.810% due 06/12/2050 ~(m)	1,800	1,820
Morgan Stanley Capital Trust
0.309% due 11/12/2049 ~(a)	6,489	29
5.399% due 12/15/2043 (m)	784	614
5.993% due 06/11/2049 ~	209	212
Morgan Stanley Mortgage Loan Trust
3.734% due 01/25/2035 ^~	272	114
6.000% due 08/25/2037 ^	257	214
Morgan Stanley Resecuritization Trust
3.804% due 03/26/2037 ~	5,469	5,149
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «	223	195
Motel 6 Trust
8.703% due 08/15/2019 ~(m)	1,580	1,603
Regal Trust
2.277% (D11COF + 1.500%) due 09/29/2031 ~	49	46
Residential Accredit Loans, Inc. Trust
4.467% due 01/25/2036 ^~(m)	419	364
6.000% due 08/25/2035 ^	285	269
6.500% due 09/25/2037 ^	276	245
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^	242	173
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2036 ^	272	270
Structured Adjustable Rate Mortgage Loan Trust
3.563% due 01/25/2036 ^~	338	265
3.595% due 04/25/2036 ^~	396	357
3.633% due 09/25/2036 ^~	201	185
Structured Asset Mortgage Investments Trust
2.082% (US0001M + 0.210%) due 08/25/2036 ^~	934	856
TBW Mortgage-Backed Trust
6.000% due 07/25/2036 ^	160	126
Wachovia Bank Commercial Mortgage Trust
0.855% due 10/15/2041 ~(a)	1,152	0
5.691% due 10/15/2048 ~	200	203
5.720% due 10/15/2048 ~(m)	2,400	2,456
WaMu Mortgage Pass-Through Certificates Trust
2.277% (COF 11 + 1.500%) due 11/25/2046 ~	479	456
2.362% (US0001M + 0.490%) due 06/25/2044 ~	539	506
3.254% due 12/25/2036 ^~(m)	403	389
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2036 ^(m)	1,509	1,177
Wells Fargo Alternative Loan Trust
5.500% due 07/25/2022	25	25
Wells Fargo-RBS Commercial Mortgage Trust
0.783% due 02/15/2044 ~(a)(m)	14,463	287

Total Non-Agency Mortgage-Backed Securities (Cost $60,825)		66,126

ASSET-BACKED SECURITIES 67.5%
Airspeed Ltd.
2.047% (LIBOR01M + 0.270%) due 06/15/2032 ~	722	628
Asset-Backed Securities Corp. Home Equity Loan Trust
2.967% (US0001M + 1.095%) due 02/25/2035 ~(m)	3,374	3,431
3.597% (US0001M + 1.725%) due 12/25/2034 ~(m)	1,771	1,766
5.091% (US0001M + 3.250%) due 06/21/2029 ~	148	145
Associates Manufactured Housing Pass-Through Certificates
7.150% due 03/15/2028 ~(m)	373	410
Bayview Financial Acquisition Trust
2.157% (US0001M + 0.280%) due 12/28/2036 ~	108	108
Bear Stearns Asset-Backed Securities Trust
2.252% (US0001M + 0.380%) due 04/25/2036 ~	2,646	2,767
2.252% (US0001M + 0.380%) due 06/25/2036 ~	12	12
3.558% due 07/25/2036 ~	387	389
Bombardier Capital Mortgage Securitization Corp.
7.830% due 06/15/2030 ~	1,185	491
Centex Home Equity Loan Trust
2.622% (US0001M + 0.750%) due 01/25/2035 ~(m)	1,643	1,587

Citigroup Mortgage Loan Trust
2.032% (US0001M + 0.160%) due 12/25/2036 ~(m)	1,708	1,129
2.092% (US0001M + 0.220%) due 12/25/2036 ~	902	486
2.322% (US0001M + 0.450%) due 11/25/2045 ~(m)	4,748	4,696
2.572% (US0001M + 0.700%) due 11/25/2046 ~	1,900	1,124
Citigroup Mortgage Loan Trust, Inc.
2.132% (US0001M + 0.260%) due 03/25/2037 ~(m)	4,061	3,696
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	366	239
9.163% due 03/01/2033 ~	878	828
Countrywide Asset-Backed Certificates
2.002% (US0001M + 0.130%) due 12/25/2036 ^~	1,246	1,169
2.012% (US0001M + 0.140%) due 06/25/2035 ~(m)	2,667	2,388
2.012% (US0001M + 0.140%) due 06/25/2047 ^~(m)	3,018	2,771
2.022% (US0001M + 0.150%) due 04/25/2047 ~(m)	1,123	1,093
2.072% (US0001M + 0.200%) due 06/25/2037 ^~(m)	839	758
2.112% (US0001M + 0.240%) due 05/25/2036 ~(m)	8,526	6,186
3.522% (US0001M + 1.650%) due 06/25/2035 ~(m)	4,000	3,543
Countrywide Asset-Backed Certificates Trust
2.142% (US0001M + 0.270%) due 09/25/2046 ~	5,000	3,128
Crecera Americas LLC
0.000% due 08/31/2020 ~	1,900	1,902
EMC Mortgage Loan Trust
2.922% (US0001M + 1.050%) due 05/25/2040 ~	595	531
3.172% (LIBOR01M + 1.300%) due 02/25/2041 ~	318	314
Fremont Home Loan Trust
2.052% (US0001M + 0.180%) due 04/25/2036 ~	1,063	887
GE Capital Mortgage Services, Inc. Trust
6.705% due 04/25/2029 ~	103	87
GSAMP Trust
3.622% (US0001M + 1.750%) due 12/25/2034 ~	2,074	1,248
3.672% (US0001M + 1.800%) due 06/25/2035 ~	2,200	2,169
Home Equity Mortgage Loan Asset-Backed Trust
2.112% (US0001M + 0.240%) due 04/25/2037 ~(m)	4,985	3,789
HSI Asset Securitization Corp. Trust
1.982% (US0001M + 0.110%) due 04/25/2037 ~(m)	3,961	2,355
Lehman XS Trust
5.420% due 11/25/2035 ^	109	109
Mastr Asset Backed Securities Trust
1.982% (US0001M + 0.110%) due 08/25/2036 ~(m)	3,390	1,853
Morgan Stanley ABS Capital, Inc. Trust
2.652% (US0001M + 0.780%) due 12/25/2034 ~	170	158
Morgan Stanley Home Equity Loan Trust
2.937% (US0001M + 1.065%) due 05/25/2035 ~	1,978	1,264
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~	3,500	1,821
People’s Financial Realty Mortgage Securities Trust
2.002% (US0001M + 0.130%) due 09/25/2036 ~	1,547	500
Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^(m)	4,078	2,290
Residential Asset Securities Corp. Trust
2.562% (US0001M + 0.690%) due 08/25/2035 ~(m)	4,350	3,800
Securitized Asset-Backed Receivables LLC Trust
2.266% (LIBOR01M + 0.645%) due 01/25/2035 ~	1,228	1,115
2.322% (US0001M + 0.450%) due 10/25/2035 ~(m)	5,500	5,330
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(h)	10	201
0.000% due 01/25/2039 «(h)	1,000	553
0.000% due 05/25/2040 «(h)	1,000	558
0.000% due 09/25/2040 «(h)	339	197
Southern Pacific Secured Asset Corp.
2.212% (US0001M + 0.340%) due 07/25/2029 ~	15	15
Structured Asset Investment Loan Trust
3.597% (US0001M + 1.725%) due 10/25/2034 ~	1,986	1,953
6.372% (US0001M + 4.500%) due 10/25/2033 ~	68	66
UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	384	379
UPS Capital Business Credit
7.527% (US0001M + 5.750%) due 04/15/2026 «~	1,856	39

Total Asset-Backed Securities (Cost $73,127)		80,451

	SHARES
COMMON STOCKS 1.0%
CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment Corp. (f)	71,398	803

ENERGY 0.3%
Forbes Energy Services Ltd. (f)(k)	35,625	339

Warren Resources, Inc. «	7,681	10

		349

Total Common Stocks (Cost $3,585)		1,152

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	118,000	39

Total Warrants (Cost $0)		39

PREFERRED SECURITIES 1.7%
INDUSTRIALS 1.7%
Sequa Corp.
9.000% «	2,185	1,967

Total Preferred Securities (Cost $2,185)		1,967

REAL ESTATE INVESTMENT TRUSTS 1.6%
REAL ESTATE 1.6%
VICI Properties, Inc. (k)	104,988	1,923

Total Real Estate Investment Trusts (Cost $1,538)		1,923

SHORT-TERM INSTRUMENTS 6.2%
REPURCHASE AGREEMENTS (l) 4.5%		5,381

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
1.428% due 04/06/2018 (h)(i)	$500	500

U.S. TREASURY BILLS 1.3%
1.444% due 04/19/2018 - 04/26/2018 (g)(h)(p)	1,516	1,514

Total Short-Term Instruments (Cost $7,396)		7,395

Total Investments in Securities (Cost $174,475)		184,080

Total Investments 154.5% (Cost $174,475)		$184,080
Financial Derivative Instruments (n)(o) (1.0)% (Cost or Premiums, net $185)		(1,200)
Other Assets and Liabilities, net (53.5)%		(63,705)

Net Assets Applicable to Common Shareholders 100.0%		$119,175

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	07/29/2014	$1,769	$339	0.29%
VICI Properties, Inc.	04/30/2014 - 11/06/2017	1,538	1,923	1.61%

		$3,307	$2,262	1.90%

Borrowings and Other Financing Transactions

(l)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$681	U.S. Treasury Notes 2.000% due 04/30/2024	$(699)	$681	$681
SAL	1.910	03/29/2018	04/02/2018	4,700	U.S. Treasury Notes 1.750% due 05/31/2022	(4,799)	4,700	4,701

Total Repurchase Agreements						$(5,498)	$5,381	$5,382

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	2.697%	01/03/2018	04/03/2018	$(204)	$(205)
	2.760	01/26/2018	04/26/2018	(547)	(550)
	2.797	01/03/2018	04/03/2018	(4,714)	(4,747)
	2.984	02/27/2018	05/30/2018	(743)	(745)
	3.072	01/17/2018	01/17/2019	(2,832)	(2,850)
GSC	2.836	03/16/2018	04/16/2018	(754)	(755)
JPS	2.443	12/05/2017	06/05/2018	(4,662)	(4,699)
MSB	3.187	02/05/2018	02/05/2019	(1,110)	(1,116)
NOM	2.500	03/22/2018	04/23/2018	(203)	(203)
RCY	2.940	01/19/2018	05/29/2018	(192)	(193)
	3.220	02/02/2018	08/02/2018	(2,903)	(2,918)
	3.240	02/07/2018	08/07/2018	(1,541)	(1,549)
	3.350	03/20/2018	06/20/2018	(1,138)	(1,139)
	3.450	03/12/2018	09/12/2018	(6,635)	(6,648)
RDR	2.290	02/27/2018	05/30/2018	(731)	(733)
RTA	2.616	10/06/2017	04/06/2018	(3,465)	(3,510)
	2.698	11/08/2017	05/08/2018	(2,865)	(2,896)
	2.879	05/08/2017	05/07/2018	(3,436)	(3,526)
	2.888	05/11/2017	05/07/2018	(4,415)	(4,530)
	2.889	04/13/2017	04/05/2018	(3,009)	(3,095)
	2.945	11/27/2017	05/29/2018	(218)	(220)
	3.017	01/31/2018	07/31/2018	(1,717)	(1,726)
	3.296	03/08/2018	09/07/2018	(2,612)	(2,618)
	3.519	03/12/2018	09/12/2018	(1,577)	(1,580)
SAL	2.596	01/05/2018	04/05/2018	(1,347)	(1,355)
SOG	2.250	01/24/2018	04/24/2018	(444)	(446)
	2.250	01/29/2018	04/24/2018	(286)	(287)
	2.350	03/02/2018	06/04/2018	(1,173)	(1,175)
	2.440	03/14/2018	06/14/2018	(492)	(493)
	2.954	01/10/2018	07/10/2018	(924)	(930)
	2.969	11/15/2017	05/15/2018	(459)	(461)
UBS	2.590	01/23/2018	04/23/2018	(1,308)	(1,315)
	2.887	02/05/2018	05/07/2018	(1,751)	(1,759)
	2.900	02/09/2018	05/09/2018	(3,057)	(3,070)
	3.084	02/27/2018	05/31/2018	(1,887)	(1,893)

Total Reverse Repurchase Agreements					$(65,935)

(m)	Securities with an aggregate market value of $89,235 have been pledged as collateral under the terms of master agreements as of March 31, 2018.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended March 31, 2018 was $(69,419) at a weighted average interest rate of 2.682%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(n)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2018 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	8.984%	$590	$(33)	$(11)	$(44)	$0	$0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	2.888	300	9	13	22	0	(1)

						$(24)	$2	$(22)	$0	$(1)

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	12/21/2021	$1,500	$22	$(80)	$(58)	$0	$0
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2023	6,500	182	43	225	0	(5)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	60,000	1,131	(4,021)	(2,890)	48	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	(323)	(246)	5	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2038	20,200	465	785	1,250	0	(91)
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048	1,600	132	(6)	126	0	(9)

						$2,009	$(3,602)	$(1,593)	$53	$(105)

Total Swap Agreements						$1,985	$(3,600)	$(1,615)	$53	$(106)

Cash of $1,200 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(o)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.BBB-.6 Index	3.000%	Monthly	05/11/2063	$300	$(16)	$(28)	$0	$(44)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	600	(69)	(22)	0	(91)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(38)	(1)	0	(39)
FBF	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(16)	1	0	(15)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	5,539	(1,102)	772	0	(330)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	1,334	(258)	42	0	(216)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	500	(25)	3	0	(22)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	300	(41)	(30)	0	(71)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	700	(39)	(64)	0	(103)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	100	(5)	(7)	0	(12)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	700	(87)	(3)	0	(90)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	1,200	(126)	(6)	0	(132)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	300	(13)	(22)	0	(35)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	100	(12)	(3)	0	(15)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	300	(37)	(2)	0	(39)

						$(1,884)	$630	$0	$(1,254)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	3-Month USD-LIBOR	2.860%	Semi-Annual	04/26/2023	$50,000	$84	$23	$107	$0

Total Swap Agreements							$(1,800)	$653	$107	$(1,254)

(p)	Securities with an aggregate market value of $1,243 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2018.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,771	$0	$3,771
Corporate Bonds & Notes
Banking & Finance	0	4,965	782	5,747
Industrials	0	7,681	97	7,778
Utilities	0	480	0	480
Convertible Bonds & Notes
Industrials	0	48	0	48
Municipal Bonds & Notes
Arkansas	0	161	0	161
West Virginia	0	815	0	815
U.S. Government Agencies	0	6,227	0	6,227
Non-Agency Mortgage-Backed Securities	0	65,449	677	66,126
Asset-Backed Securities	0	78,903	1,548	80,451
Common Stocks
Consumer Discretionary	803	0	0	803
Energy	0	339	10	349
Warrants
Industrials	0	0	39	39
Preferred Securities
Industrials	0	0	1,967	1,967
Real Estate Investment Trusts
Real Estate	1,923	0	0	1,923
Short-Term Instruments
Repurchase Agreements	0	5,381	0	5,381
Short-Term Notes	0	500	0	500
U.S. Treasury Bills	0	1,514	0	1,514

Total Investments	$2,726	$176,234	$5,120	$184,080

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	53	0	53
Over the counter	0	107	0	107
	$0	$160	$0	$160

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(106)	0	(106)
Over the counter	0	(1,254)	0	(1,254)

	$0	$(1,360)	$0	$(1,360)

Total Financial Derivative Instruments	$0	$(1,200)	$0	$(1,200)

Totals	$2,726	$175,034	$5,120	$182,880

There were no significant transfers among Levels 1 and 2 during the period ended March 31, 2018.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2018:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2018	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2018 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$438	$23	$0	$9	$0	$(3)	$0	$(467)	$0	$0
Corporate Bonds & Notes
Banking & Finance	780	0	0	2	0	0	0	0	782	0
Industrials	1,292	98	(1,313)	0	13	7	0	0	97	(1)
Non-Agency Mortgage-Backed Securities	767	0	(64)	3	6	(35)	0	0	677	(34)
Asset-Backed Securities	3,133	192	0	75	0	(31)	0	(1,821)	1,548	(197)
Common Stocks
Energy	10	0	0	0	0	0	0	0	10	0
Warrants
Industrials	56	0	0	0	0	(17)	0	0	39	(17)
Preferred Securities
Industrials	2,131	0	0	0	0	(164)	0	0	1,967	(164)

Totals	$8,607	$313	$(1,377)	$89	$19	$(243)	$0	$(2,288)	$5,120	$(413)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2018	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$782	Reference Instrument	Spread Movement	318.000 bps
Industrials	97	Reference Instrument	Yield	9.773
Non-Agency Mortgage-Backed Securities	482	Proxy Pricing	Base Price	4.700 - 100.250
	195	Third Party Vendor	Broker Quote	87.250
Asset-Backed Securities	1,509	Proxy Pricing	Base Price	55.250 - 2,011.000
	39	Third Party Vendor	Broker Quote	2.125
Common Stocks
Energy	10	Other Valuation Techniques (2)	—	—
Warrants
Industrials	39	Other Valuation Techniques (2)	—	—
Preferred Securities
Industrials	1,967	Indicative Market Quotation	Broker Quote	$900.000

Total	$5,120

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2018 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	JPS	JP Morgan Securities, Inc.	RDR	RBC Capital Markets LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	RTA	Bank of New York Mellon Corp.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	SAL	Citigroup Global Markets, Inc.
FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.	SOG	Societe Generale
GSC	Goldman Sachs & Co.	RCY	Royal Bank of Canada	UBS	UBS Securities LLC
GST	Goldman Sachs International

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	COF 11	Cost of Funds - 11th District of San Francisco	US0001M	1 Month USD Swap Rate
7-DayAuc	7 Day Auction Rate	D11COF	Cost of Funds - 11th District of San Francisco	US0003M	3 Month USD Swap Rate
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR01M	1 Month USD-LIBOR	US0012M	12 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018